Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	The UBS Funds
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2020
Document Effective Date	Oct. 28, 2020
Prospectus Date	Oct. 28, 2020
Class A & P Prospectus | UBS Sustainable Development Bank Bond Fund | Class A
Prospectus:
Trading Symbol	UDBAX
Class A & P Prospectus | UBS Sustainable Development Bank Bond Fund | Class P
Prospectus:
Trading Symbol	UDBPX
Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Class P
Prospectus:
Trading Symbol	UDBPX
Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Class P2
Prospectus:
Trading Symbol	UDBTX
Class P Prospectus | UBS US Dividend Ruler Fund | Class P
Prospectus:
Trading Symbol	DVRUX